CONDENSED CONSOLIDATING FINANCIAL INFORMATION (CFS) (Details) - USD ($) $ in Thousands	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net (loss) income	$ (12,741)	$ 469	$ (5,749)	$ 5,676	$ 4,724	$ 7,489	$ 5,704	$ 5,782	$ 6,776	$ 6,136	$ (12,272)	$ 12,213	$ 12,140	$ 24,398	$ 25,689
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and Amortization		31,032				4,281					62,521	8,969	22,944	16,938	16,639
Amortization of financing costs		2,072				471					3,730	942	2,035	1,793	1,485
Provision for bad debts		2,266				2,014					4,370	4,229	8,991	7,874	5,182
Impairment Loss													3,129
Loss on early extinguishment of debt	12,977	0									12,977		2,725
Stock-based compensation		1,793				2,057					3,954	5,409	8,876	5,078	6,655
Other non-cash items		231									20		337	178	95
Changes in operating assets and liabilities:
Net settlement receivables and liabilities		35,973				63,189					41,784	42,810	(30,679)	(45,993)	91,353
Other changes in operating assets and liabilities		9,874				6,972					4,881	878	(5,967)	(5,932)	10,390
Net cash provided by operating activities		85,816				86,597					126,391	75,429	24,531	4,334	157,488
Cash flows from investing activities
Acquisitions, net of cash acquired											(2,257)	(11,845)	(1,068,000)
Capital expenditures		(12,616)				(3,025)					(29,660)	(7,493)	(18,021)	(13,900)	(12,786)
Repayments under development agreements		1,217									2,392		276
Changes in restricted cash and cash equivalents		59				(46)					60	(45)	(102)	(90)	255
Net cash provided by (used in) investing activities		(12,594)				(2,879)					(30,691)	(19,170)	(1,085,847)	(13,990)	(12,531)
Cash flows from financing activities
Repayments of prior credit facility						(3,000)						(7,000)	(103,000)	(18,500)	(52,500)
Proceeds from long-term debt											335,000		1,200,000
Debt issuance costs		(252)									(1,154)		(52,735)	(764)	(676)
Proceeds from exercise of stock options		1,048				2,440					1,673	4,613	5,338	8,431	6,655
Purchase of treasury stock		(20)				(2,767)					(40)	(6,604)	(12,180)	(18,350)	(262)
Net cash used in financing activities		(16,724)				(3,327)					(19,521)	(8,991)	1,037,423	(29,183)	(46,783)
Effect of exchange rates on cash		(580)				(79)					(257)	476	(1,266)	73	(689)
Cash and cash equivalents
Net increase for the period		55,918				80,312					75,922	47,744	(25,159)	(38,766)	97,485
Balance, beginning of the period	145,013	89,095		161,998	194,566	114,254				153,020	89,095	114,254	114,254	153,020	55,535
Balance, end of the period	165,017	145,013	89,095		161,998	194,566	114,254				165,017	161,998	89,095	114,254	153,020
Reportable Legal Entities | Parent
Cash flows from operating activities
Net (loss) income	(12,741)	469			4,724	7,489					(12,272)	12,213	12,140	24,398	25,689
Adjustments to reconcile net income to cash provided by operating activities:
Equity in loss (income) of subsidiaries		(469)				(7,489)					12,272	(12,213)	(12,140)	(24,398)	(25,689)
Changes in operating assets and liabilities:
Other changes in operating assets and liabilities		(5)				(51)					28	(31)	(47)	19	29
Net cash provided by operating activities		(5)				(51)					28	(31)	(47)	19	29
Cash flows from investing activities
Intercompany investing activities		(1,023)				378					(3,907)	2,022	6,889	9,900	(6,422)
Net cash provided by (used in) investing activities		(1,023)				378					(3,907)	2,022	6,889	9,900	(6,422)
Cash flows from financing activities
Proceeds from exercise of stock options		1,048				2,440					1,673	4,613	5,338	8,431	6,655
Purchase of treasury stock		(20)				(2,767)					(40)	(6,604)	(12,180)	(18,350)	(262)
Intercompany financing activities													1,056,155
Net cash used in financing activities		1,028				(327)					3,879	(1,991)	6,842	(9,919)	6,393
Reportable Legal Entities | Subsidiary Issuer
Cash flows from operating activities
Net (loss) income	1,092	14,204			4,932	7,489					13,112	12,421	15,186	24,398	25,689
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and Amortization		3,989				4,113					7,969	8,627	18,608	16,403	16,160
Amortization of financing costs		2,072				471					3,730	942	2,035	1,793	1,485
Provision for bad debts															2,531
Impairment Loss													3,129
Loss on early extinguishment of debt	12,977										12,977		2,523
Equity in loss (income) of subsidiaries		(3,047)				(5,082)					(6,712)	(8,425)	(15,218)	(13,596)	(19,546)
Stock-based compensation		1,674				2,057					3,432	5,409	8,849	5,078	6,655
Other non-cash items											(76)		52	180	95
Changes in operating assets and liabilities:
Net settlement receivables and liabilities		38,671				63,982					43,663	41,722	(31,414)	(44,264)	88,354
Other changes in operating assets and liabilities		13,617				18,829					15,839	17,615	34,774	13,391	3,738
Net cash provided by operating activities		71,182				91,983					94,073	78,290	38,524	3,383	135,161
Cash flows from investing activities
Acquisitions, net of cash acquired											(2,257)	(11,845)	(11,845)
Capital expenditures		(2,434)				(2,707)					(5,387)	(6,977)	(5,465)	(13,364)	(11,546)
Changes in restricted cash and cash equivalents		59				(46)					60	(45)	(102)	(90)	255
Intercompany investing activities		164				(9,663)					5,423	(11,622)	(1,085,709)	(4,676)	20,336
Net cash provided by (used in) investing activities		(2,210)				(12,224)					(2,132)	(30,276)	(1,103,121)	(18,130)	9,045
Cash flows from financing activities
Repayments of prior credit facility						(3,000)						(7,000)	(103,000)	(18,500)	(52,500)
Proceeds from long-term debt											335,000		1,200,000
Debt issuance costs		(252)									(1,154)		(52,735)	(764)	(676)
Intercompany financing activities		1,072				987					106	1,188	(12,098)	(7,056)	2,844
Net cash used in financing activities		(16,680)				(2,013)					(23,294)	(5,812)	1,032,167	(26,320)	(50,332)
Cash and cash equivalents
Net increase for the period		52,292				77,746					68,647	42,202	(32,430)	(41,067)	93,874
Balance, beginning of the period	120,435	68,143		142,775	178,319	100,573				141,640	68,143	100,573	100,573	141,640	47,766
Balance, end of the period	136,790	120,435	68,143		142,775	178,319	100,573				136,790	142,775	68,143	100,573	141,640
Reportable Legal Entities | Guarantor Subsidiaries
Cash flows from operating activities
Net (loss) income	(8,519)	(10,955)			2,609	2,602					(19,474)	5,211	7,438	11,002	8,685
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and Amortization		26,313				1					53,157	2	3,588	1	5
Provision for bad debts		2,266				2,014					4,370	4,229	8,991	7,874	2,651
Loss on early extinguishment of debt													202
Stock-based compensation											522		27
Other non-cash items		231									96		284
Changes in operating assets and liabilities:
Net settlement receivables and liabilities		157				218					91	192	141
Other changes in operating assets and liabilities		(3,350)				(4,360)					(10,159)	(9,289)	(20,047)	(18,880)	(10,705)
Net cash provided by operating activities		16,766				475					32,890	345	624	(3)	636
Cash flows from investing activities
Acquisitions, net of cash acquired													(1,056,155)
Capital expenditures		(9,902)				(93)					(23,993)	(203)	(3,464)	(330)	(225)
Repayments under development agreements		1,217									2,392		276
Net cash provided by (used in) investing activities		(9,940)				(93)					(22,856)	(203)	(1,059,343)	(330)	(225)
Cash flows from financing activities
Intercompany financing activities													1,063,059	2,000
Net cash used in financing activities													1,063,059	2,000
Cash and cash equivalents
Net increase for the period		6,826				382					10,034	142	4,340	1,667	411
Balance, beginning of the period	13,315	6,489		2,291	2,531	2,149				482	6,489	2,149	2,149	482	71
Balance, end of the period	16,523	13,315	6,489		2,291	2,531	2,149				16,523	2,291	6,489	2,149	482
Reportable Legal Entities | Non-Guarantor Subsidiaries
Cash flows from operating activities
Net (loss) income	535	267			526	2,480					802	3,006	4,734	2,594	861
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and Amortization		730				167					1,395	340	748	534	474
Other non-cash items													1	(2)
Changes in operating assets and liabilities:
Net settlement receivables and liabilities		(2,855)				(1,011)					(1,970)	896	594	(1,729)	2,999
Other changes in operating assets and liabilities		(269)				(7,446)					(827)	(7,417)	(20,647)	(462)	17,328
Net cash provided by operating activities		(2,127)				(5,810)					(600)	(3,175)	(14,570)	935	21,662
Cash flows from investing activities
Capital expenditures		(280)				(225)					(280)	(313)	(9,092)	(206)	(1,015)
Intercompany investing activities		(48)				(1,590)					(106)	(1,594)	(1,425)
Net cash provided by (used in) investing activities		(328)				(1,815)					(386)	(1,907)	(10,517)	(206)	(1,015)
Cash flows from financing activities
Intercompany financing activities		(165)				9,888					(1,516)	10,006	29,284	(168)	(16,758)
Net cash used in financing activities		(165)				9,888					(1,516)	10,006	29,284	(168)	(16,758)
Effect of exchange rates on cash		(580)				(79)					(257)	476	(1,266)	73	(689)
Cash and cash equivalents
Net increase for the period		(3,200)				2,184					(2,759)	5,400	2,931	634	3,200
Balance, beginning of the period	11,263	14,463		$ 16,932	13,716	11,532				$ 10,898	14,463	11,532	11,532	10,898	7,698
Balance, end of the period	11,704	11,263	$ 14,463		16,932	13,716	$ 11,532				11,704	16,932	14,463	11,532	10,898
Eliminations
Cash flows from operating activities
Net (loss) income	$ 9,076	(3,516)			$ (8,067)	(12,571)					5,560	(20,638)	(27,358)	(37,994)	(35,235)
Adjustments to reconcile net income to cash provided by operating activities:
Equity in loss (income) of subsidiaries		3,516				12,571					(5,560)	20,638	27,358	37,994	35,235
Stock-based compensation		119
Changes in operating assets and liabilities:
Other changes in operating assets and liabilities		(119)
Cash flows from investing activities
Intercompany investing activities		907				10,875					(1,410)	11,194	1,080,245	(5,224)	(13,914)
Net cash provided by (used in) investing activities		907				10,875					(1,410)	11,194	1,080,245	(5,224)	(13,914)
Cash flows from financing activities
Intercompany financing activities		(907)				(10,875)					1,410	(11,194)	(1,080,245)	5,224	13,914
Net cash used in financing activities		$ (907)				$ (10,875)					$ 1,410	$ (11,194)	$ (1,080,245)	$ 5,224	$ 13,914